NON-CONTROLLING INTERESTS - Summary of Non-controlling Interests (Details) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure of Non Controlling Interest [Line Items]
Preferred equity	$ 21,731	$ 21,434	$ 21,767	$ 18,365	$ 18,599	$ 20,480
Non-controlling interests
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	17,256		16,894
Participating non-controlling interests – in operating subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	11,644		11,100
Preferred equity	11,644	11,604	11,100	9,995	9,996	11,086
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	50		56
Preferred equity	50	50	56	58	60	68
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	2,439		2,721
Preferred equity	2,439	2,466	2,721	2,820	2,925	3,317
BEPC exchangeable shares
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	2,159		2,408
Preferred equity	2,159	2,184	2,408
Preferred equity
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	624		609
Preferred equity	624	617	609	$ 571	$ 551	$ 597
Perpetual subordinated notes
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	340		0
Preferred equity	$ 340	$ 0	$ 0